CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (7,095)	$ (4,816)	$ (10,696)	$ (7,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	409	336	711	537
Non cash interest paid on conversion to preferred stock	55	0
Amortization of intangible assets	0	94	110	629
Gain (Loss) on disposal of property and equipment	0	(15)	17	8
Stock-based compensation	557	1,179	1,680	877
Provision for doubtful accounts receivable	(5)	30	31	52
Changes in assets and liabilities:
Accounts receivable	894	299	(219)	2,895
Inventory	78	(96)	(188)	(95)
Prepaid expenses and other assets	(168)	(13)	(27)	(4)
Accounts payable	(313)	(1,028)	(968)	1,314
Accrued expenses	(921)	293	665	(114)
Deferred revenue	(108)	604	435	(485)
Net cash used in operating activities	(6,617)	(3,133)	(8,449)	(1,881)
Cash flows from investing activities:
Purchase of property and equipment	(273)	(490)	(944)	(1,290)
Proceeds from sale of property and equipment			15	0
Purchase of held-to-maturity investments	0	(185)	(185)	(6,669)
Maturity of held-to-maturity investments	0	3,220	3,570	3,284
Net cash provided by (used in) investing activities	(273)	2,545	2,456	(4,675)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance cost.	7,333	0
Proceeds from issuance of common stock, net of issuance cost	27	141	3,212	144
Proceeds from borrowing on debt	550	3,000	3,000	0
Repayment of debt	(1,963)	(197)	(655)	0
Net cash provided by financing activities	5,947	2,944	5,557	144
Effect of foreign exchange rate on cash and cash equivalents	1	(148)	(5)	(63)
Net increase (decrease) in cash and cash equivalents	(942)	2,208	(441)	(6,475)
Cash and cash equivalents, beginning of period	6,895	7,336	7,336	13,811
Cash and cash equivalents, end of period	5,953	9,544	6,895	7,336
Supplemental disclosure of cash flow information:
Cash paid for interest	74	60	194	86
Cash paid for income taxes	2	1	1	1
Supplemental disclosure of non cash financing activities:
Conversion of promissory notes to preferred stock	$ 605	$ 0